EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure Of Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

10. EXPLORATION AND EVALUATION ASSETS

DeLamar Project

The DeLamar Project comprises of the DeLamar and Florida Mountain deposits. See subsequent events (Note 21) for recent development.

DeLamar Deposit

On November 3, 2017, the Company acquired 100% of interest in Kinross DeLamar Mining Company, a wholly-owned subsidiary of Kinross Gold Corporation ("Kinross"), which owned the DeLamar Deposit for $5.9 million ("mm") in cash and the issuance of 2,218,395 common shares of the Company that is equal to 9.9% of all of the issued and outstanding shares of the Company upon closing of the October 2017 $21.3mm financing. The 2,218,395 common shares issued were valued at $3.7mm on the closing date. The Company paid $2.4mm cash at closing of the acquisition transaction and issued a $3.5mm promissory note, which was originally due in May 2019. In February 2019, the maturity date of the promissory note was extended to November 3, 2019, and the promissory note was paid in full on October 31, 2019.

That payment represents payment-in-full for all amounts owing under the promissory note agreement and all obligations under the agreement with Kinross USA Inc. have been fully performed. As a result, Kinross USA Inc. has released its security on 25% of the shares of DeLamar Mining Company.

The DeLamar Deposit is subject to multiple royalties (see Note 16 for details).

Florida Mountain Deposit

Integra executed in December 2017 Purchase and Sale Agreements with two private entities (Empire and Banner) to acquire patented claims in the past-producing Florida Mountain Gold and Silver Deposit ("Florida Mountain") for a total consideration of $2.0mm in cash. The Company completed the purchase of the Florida Mountain Empire claims in January 2018 and paid $1.6mm at closing. The Company completed the acquisition of the Florida Mountain Banner claims in the second quarter of 2018 and paid $0.4mm at closing.

Nevada North Project (Wildcat, Mountain View), Marr, Ocelot, Eden and Dune Properties

On December 11, 2020, Millennial (which was acquired by Integra on May 4, 2023) entered into a definitive agreement with a subsidiary of Waterton Global Resource Management ("Waterton") pursuant to which Millennial acquired Waterton's interest in Nevada North Project (Wildcat and Mountain View deposits), Marr, Ocelot, Eden and Dune properties located in Nevada ("the Nevada Properties"). The agreement was subsequently amended on May 25, 2022.

The Nevada Properties are subject to multiple royalties (see Note 16 for details). Franco-Nevada Corporation ("Franco-Nevada") acquired the Waterton royalties in June 2023.

The Company paid the final land purchase payment of $2.5 million in June 2023.

Red Canyon Property

On October 30, 2020, Millennial Red Canyon LLC (“Millennial Red Canyon”), a wholly owned subsidiary of Integra, entered into an agreement, pursuant to which Red Canyon Corporation will lease to Millennial Red Canyon, and grant Millennial Red Canyon the sole and exclusive right to acquire a 100% undivided legal and beneficial interest in, 254 unpatented lode mining claims located in Eureka County, Nevada. The agreement was subsequently amended on January 4, 2024, and 94 new claims were added to the agreement for a new total of 348 claims.

Under the terms of the agreement, Millennial Red Canyon will have an option to acquire a 100% undivided interest in the Red Canyon Property by completing the following:

  Total advance cash payments of $475,000 ("Red Canyon Advance Payments") to Red Canyon Corporation payable as follows:
    $25,000 due on signing of the agreement - October 30, 2020 (paid);
    $25,000 due on or prior to 6 months from October 30, 2020 (paid);
    $50,000 due on or prior to the first anniversary (paid);
    $75,000 due on or prior to the second anniversary (paid);
    $100,000 due on or prior to the third anniversary (paid);
    $100,000 due in 2024 within 30 days after an equity financing; (paid subsequent to year-end) and
    $100,000 due in 2025 within 30 days after an equity financing.

  Reimburse $44,970 due for federal annual mining claim maintenance (paid);

  On or before the 6th anniversary, Millennial Red Canyon shall pay Red Canyon Corporation $2,000,000 less aggregate amount of the 2020 to 2024 Red Canyon Advance Payments paid by Millennial Red Canyon.

  Issuing common shares to Red Canyon Corporation as follows:
    On or prior to the completion of Millennial's going public transaction by way of reverse take-over ("RTO"), issuing an amount of common shares to ensure Red Canyon owns 2% of the outstanding common shares immediately following completion of the RTO (issued);
    1,000,000 common shares on or prior to the first anniversary (issued);
    1,000,000 common shares on or prior to the second anniversary (issued); and
    1,000,000 common shares on or prior to the third anniversary (issued).

  Millennial Red Canyon to spend an aggregate $1,500,000 in exploration expenditures as follows:
    $500,000 on or prior to the second anniversary (incurred);
    $500,000 on or prior to the third anniversary (incurred); and
    $500,000 on or prior to the fourth anniversary (incurred).

Please refer to Note 16 for details on royalty commitments.

Cerro Colorado District

On July 26, 2021 (the "Effective Date") Millennial Arizona LLC ("Millennial Arizona"), a wholly-owned subsidiary of Integra, entered into an agreement with Tri Minerals Holdings Corp. ("Tri Minerals"), to grant Millennial Arizona the sole and exclusive right to acquire from Tri Minerals a 100% undivided legal and beneficial interest in and to the Silver Hill, Mina del Tajo-west, La Colorada, Nuevo Colorado, Waterman, and Cyanide projects situated in the Cerro Colorado Mining District in Pima County, Arizona (together the "Arizona Properties").  The agreement was subsequently amended on February 20, 2024.

Pursuant to the terms of the agreement, Tri Minerals will lease the Arizona Properties to Millennial Arizona (the "Arizona Lease") through December 31, 2026 and grant Integra the sole and exclusive right to acquire a 100% undivided legal and beneficial interest in and to the Arizona Properties (the “Arizona Option”), subject to the following advance payments (the “Arizona Advance Payments”):

    $25,000 on the date that the letter of intent was executed by the Parties (the "Initial Payment"). (paid);
    $25,000 on or prior to the earlier of (i) the date that initial operations permits are received in respect of any of the Properties and (ii) the date that is six months after the Effective Date (the "Subsequent Payment") (paid);
    $50,000 on or prior to the 1st anniversary of the Effective Date (the "First Anniversary Payment') (paid);
    $200,000 on or before the 2nd anniversary of the Effective Date (the "Second Anniversary Payment') (paid);
    "'$25,000 on or prior to February 29, 2024 (first instalment of the Lease Extension Payment, paid subsequent to year-end);
    $75,000 on or prior to July 26, 2024 (second instalment of the Lease Extension Payment); and,
    $100,000 on or prior to July 26, 2025 (third instalment of the Lease Extension Payment).

Option Exercise Payment: On or before the termination of the Lease, but no later than December 31, 2026, Millennial Arizona may exercise the Arizona Option and, in such event, shall pay Tri Minerals $2,500,000, less the aggregate amount of the Arizona Advance Payments paid by Millennial Arizona to Tri Minerals.

Work Commitment: During the Term and provided all necessary State of Arizona (ASLD), BLM approvals, as appropriate, for exploration activities (including drilling) on the Arizona Properties have been obtained, Millennial Arizona shall conduct exploration activities in accordance with all permit requirements and shall incur exploration expenditures on the Arizona Properties as follows:

    A minimum of $1,500,000 in exploration expenditures on or prior to the fifth anniversary of the Effective Date ($633,247 has been incurred to date and $866,753 remains outstanding).

Please refer to Note 16 for details on royalty commitments.

War Eagle Gold-Silver Deposit

In December 2018, the Company has entered into an option agreement with Nevada Select Royalty Inc. ("Nevada Select"), now a wholly owned subsidiary of Gold Royalty Corp. to acquire Nevada Select's interest in a State of Idaho Mineral Lease (the "State Lease") encompassing the War Eagle gold-silver Deposit ("War Eagle") situated in the DeLamar District, southwestern Idaho. Under the option agreement, Integra paid Nevada Select $200,000 over a period of four years in annual payments.

Upon exercise of the option (exercised in December 2022), Nevada Select transferred its right, title and interest in the State Lease, subject to a 1.0% net smelter royalty on future production from the deposit payable to Gold Royalty Corp.

Integra made the final option payment of $70,000 in December 2022. The State Lease is subject to an underlying 5.0% net smelter royalty payable to the State of Idaho. In the War Eagle Mountain District, Integra had previously acquired the Carton Claim group comprising of six patented mining claims covering 45 acres and located 750m north of the State Lease.

BlackSheep District

The Company staked a number of the BlackSheep claims in 2018. The staking was completed in early 2019. Certain claims are IDL leases.

Exploration and Evaluation Assets Summary:

	Idaho Properties	Nevada & Arizona Properties	Total
Balance at December 31, 2021	$56,491,140	-	$56,491,140
Land acquisitions/option payments	90,000	-	90,000
Legal fees	14,987	-	14,987
Reclamation adjustment*	(15,864,249)	-	(15,864,249)
Depreciation**	(7,404)	-	(7,404)
Total	40,724,474	-	40,724,474
Advance minimum royalty (Note 16)	77,450	-	77,450
Balance at December 31, 2022	40,801,924	-	40,801,924
Land acquisitions/option payments	39,000	2,800,000	2,839,000
Millennial acquisition (Note 11)	-	24,523,830	24,523,830
Legal fees	93,882	12,014	105,896
Reclamation adjustment*	16,486	-	16,486
Depreciation**	(7,403)	-	(7,403)
Total	40,943,889	27,335,844	68,279,733
Advance minimum royalty (Note 16)	97,450	25,000	122,450
Balance at December 31, 2023	41,041,339	$27,360,844	$68,402,183

      *Reclamation adjustment is the change in present value of the reclamation liability, mainly due to changes to inflation rate and discount rate. Also see Note 17.

**A staff house building with a carrying value of $187,150 has been included in the DeLamar property. This building is being depreciated.

The Company spent $22,009,119 in exploration and evaluation activities during the year ended December 31, 2023 (December 31, 2022 - $13,467,035; December 31, 2021 - $25,797,910). In the current year, the Company reclassified its site support costs to Exploration and Evaluation expenses. These costs include all the support staff (such as accounting team, site management, safety, equipment operators, etc) and project related G&A costs (such as fees on the surety bond, insurance, staff house, mobile equipment rental, equipment maintenance and repairs, Boise office, rental apartment, software, and other site G&A expenses).

Historically, the Company has classified those costs as "General & Administration" expenses in the consolidated statements of operations and comprehensive loss. The reclassification does not impact the operating loss, as the Company also expenses exploration and evaluation costs. Comparative numbers have been reclassified to conform with the current period reclassification.

Recognizing that site support costs are integral to the exploration and development project activities, management has carefully evaluated this alignment and concluded that classifying these expenses under Exploration and Evaluation Expenses offers a more accurate and transparent reflection of the nature of those costs. The site support expenses are now reported in the table below.

The following tables outline the Company's exploration and evaluation expense summary for the years ended December 31, 2023, 2022, and 2021:

Exploration and Evaluation Expense Summary:

	Idaho Properties			Nevada & Arizona Properties
December 31, 2023	DeLamar Project	Other Idaho deposits	Joint expenses	Nevada North Project	Other Nevada & Arizona	Total
Contract exploration drilling	2,056,797	-	-	-	-	2,056,797
Contract metallurgical drilling	1,487,545	-	-	-	-	1,487,545
Contract condemnation drilling	425,773	-	-	-	-	425,773
Contract geotech drilling	324,752	-	-	-	-	324,752
Contract ground water drilling	144,465	-	-	-	-	144,465
Exploration drilling - other drilling labour & related costs	949,834	-	-	-	-	949,834
Metallurgical drilling - other drilling	626,837	-	-	-	-	626,837
labour & related costs
Condemnation drilling - other	193,291	-	-	-	-	193,291
drilling labour & related costs
Other exploration expenses*	817,672	1,376	-	12,988	71,532	903,568
Other development expenses**	2,871,803	-	-	545,088	-	3,416,891
Land***	494,482	-	-	245,106	250,831	990,419
Permitting	4,864,302	22,602	192,225	237,634	-	5,316,763
Metallurgical test work	429,796	-	-	9,699	-	439,495
Technical reports and engineering	1,924,133	-	-	186,585	-	2,110,718
External affairs / Community engagement	410,020	-	-	56,357	-	466,377
Site support expenses****	1,953,716	-	-	201,878	-	2,155,594
Total	$19,975,218	$23,978	$192,225	$1,495,335	$322,363	$22,009,119

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

****Includes site G&A expenses

	Idaho Properties
December 31, 2022	DeLamar Project	Other Idaho deposits	Joint expenses	Total
Contract exploration drilling	$1,478,499	$-	$-	$1,478,499
Contract metallurgical drilling	657,499	-	-	657,499
Contract condemnation drilling	216,877	-	-	216,877
Contract geotech drilling	222,876	-	-	222,876
Exploration drilling - other drilling labour & related costs	1,044,311	10,779	-	1,055,090
Metallurgical drilling - other drilling labour & related costs	310,344	-	-	310,344
Condemnation drilling - other drilling - labour & related costs	307,833	-	-	307,833
Other exploration expenses*	902,744	2,492	-	905,235
Other development expenses**	1,785,320	-	-	1,785,320
Land***	332,962	22,602	223,164	578,728
Permitting	3,019,675	-	-	3,019,675
Metallurgical test work	339,322	-	-	339,322
Technical reports and engineering	835,591	-	-	835,591
External affairs / Community engagement	276,444	-	-	276,444
Site support expenses****	1,477,701	-	-	1,477,701
Total	$13,207,998	$35,873	$223,164	$13,467,035

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

****Includes site G&A expenses

	Idaho Properties
December 31, 2021	DeLamar Project	Other Idaho deposits	Joint expenses	Total
Contract exploration drilling	$6,253,809	$1,673,547	$-	$7,927,356
Contract metallurgical drilling	424,819	-	-	424,819
Contract condemnation drilling	226,752	-	-	226,752
Exploration drilling - other drilling labour & related costs	3,390,088	1,044,078	-	4,434,166
Metallurgical drilling - other drilling labour & related costs	196,570	-	-	196,570
Condemnation drilling - other drilling - labour & related costs	124,235	-	-	124,235
Other exploration expenses*	1,601,903	239,591	-	1,841,494
Other development expenses**	1,664,611	-	-	1,664,611
Land***	335,420	24,588	236,426	596,434
Permitting	4,357,412	-	-	4,357,412
Metallurgical test work	418,839	-	-	418,839
Technical reports and engineering	1,640,468	-	-	1,640,468
External affairs / Community engagement	219,238	-	-	219,238
Site support expenses****	1,725,516	-	-	1,725,516
Total	$22,579,680	$2,981,804	$236,426	$25,797,910

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes BLM and IDL annual fees, consulting, property taxes, legal, etc. expenses

****Includes site G&A expenses